SCHEDULE OF EQUITY INSTRUMENTS (Details)			9 Months Ended				12 Months Ended
	Oct. 01, 2025 $ / shares shares	Oct. 01, 2025 $ / shares shares	Dec. 31, 2025 $ / shares shares		Dec. 31, 2025 $ / shares $ / shares shares		Mar. 31, 2025 $ / shares shares		Mar. 31, 2025 $ / shares $ / shares shares		Mar. 31, 2024 $ / shares shares	Dec. 31, 2025 $ / shares	Jul. 11, 2025 $ / shares	Jul. 11, 2025 $ / shares	Apr. 28, 2025 $ / shares	Apr. 28, 2025 $ / shares	Mar. 31, 2025 $ / shares shares	Jan. 09, 2025 $ / shares	Jan. 09, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 $ / shares	Sep. 26, 2024 $ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, Exercise Price | (per share)			$ 15.96	[1]	$ 15.96	[1]	$ 28.86	[2]	$ 28.86	[2]		$ 21.87	$ 8.409	$ 11.50	$ 8.80	$ 12.00	$ 41.50	$ 36.81	$ 52.92	$ 13.15	$ 18.90	$ 22.54
Stock Options, Quantity	105,000	105,000	250,000		250,000		51,235		51,235		86,547
Stock Options, Exercise Price | (per share)	$ 5.51	$ 7.55	$ 6.32	[3]	$ 8.66		$ 16.94	[3]	$ 23.22		$ 19.94
Stock Option One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Options, Quantity							37,037		37,037
Stock Options, Exercise Price | (per share)							$ 15.02	[4]	$ 21.60
Stock Option Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Options, Quantity							12,964		12,964
Stock Options, Exercise Price | (per share)							$ 18.78	[4]	$ 27.00
Stock Option Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Options, Quantity							1,234		1,234
Stock Options, Exercise Price | (per share)							$ 20.10	[4]	$ 28.89
Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, Quantity							36,248		36,248								36,248
Warrants, Exercise Price | (per share)							$ 15.02	[4]	$ 15.02	[4]							$ 21.60
Warrant Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, Quantity							25,555		25,555								25,555
Warrants, Exercise Price | (per share)							$ 13.15	[4]	$ 13.15	[4]							$ 18.90
Warrant Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, Quantity							57,041		57,041								57,041
Warrants, Exercise Price | (per share)							$ 18.78	[4]	$ 18.78	[4]							$ 27.00
Warrant Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, Quantity							1,389		1,389								1,389
Warrants, Exercise Price | (per share)							$ 22.54	[4]	$ 22.54	[4]							$ 32.40
Warrant Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, Quantity							2,778		2,778								2,778
Warrants, Exercise Price | (per share)							$ 28.17	[4]	$ 28.17	[4]							$ 40.50

[1]	Converted at balance sheet rate.
[2]	Converted at balance sheet rate.
[3]	Converted at balance sheet rate.
[4]	Converted at balance sheet rate.